Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 16,280	$ 14,543	$ 45,123	$ 44,120
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	6,985	6,588	19,465	19,146
Rest Of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	3,469	1,730	6,498	5,265
United States
Segment Reporting Information [Line Items]
Depreciation and amortization	4,819	5,368	16,348	17,154
Rest of World
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,007	$ 857	$ 2,812	$ 2,555